PARENT COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income	$ 256	$ 265	$ 355	$ 420	$ 345	$ 625	$ 727	$ 793	$ 1,296	$ 2,490	$ 2,795
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of unallocated ESOP shares									166	158	200
Other, net									76	92	(41)
Net cash provided by operating activities									1,608	3,359	3,774
Available-for-sale:
Purchases of investment securities available for sale									(90,285)	(54,675)	(42,498)
Proceeds from repayments of investment securities available for sale									6,398	10,121	1,364
Net cash provided by (used for) investing activities									11,721	(4,256)	(1,507)
FINANCING ACTIVITIES
Cash dividends paid									(700)	(707)	(783)
Net cash used for financing activities									(13,278)	(982)	(329)
(Decrease) increase in cash and cash equivalents									51	(1,879)	1,938
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				2,500				4,379	2,500	4,379	2,441
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,551				2,500				2,551	2,500	4,379
Parent Company [Member]
OPERATING ACTIVITIES
Net income									1,296	2,490	2,795
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary									(229)	(204)	(329)
Amortization of unallocated ESOP shares									166	158	200
Other, net									397	355	(541)
Net cash provided by operating activities									1,630	2,799	2,125
Available-for-sale:
Purchases of investment securities available for sale									(16,067)	(4,928)	(497)
Proceeds from repayments of investment securities available for sale									13,500	3,948
Purchase of certificates of deposit										(2,234)
Maturities/redemptions of certificates of deposit									993	1,738
Net cash provided by (used for) investing activities									(1,574)	(1,476)	(497)
FINANCING ACTIVITIES
Cash dividends paid									(700)	(707)	(783)
Purchase of treasury stock									(344)	(506)	(383)
Net cash used for financing activities									(1,044)	(1,213)	(1,166)
(Decrease) increase in cash and cash equivalents									(988)	110	462
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 2,676				$ 2,566	2,676	2,566	2,104
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,688				$ 2,676				$ 1,688	$ 2,676	$ 2,566